Goodwill - Summary of Goodwill (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [abstract]
Beginning balance	¥ 182
Acquisitions through business combination (Note 24(v) & (vi))	55	¥ 182
Ending balance	¥ 237	¥ 182